Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	December 31,
	2024	2023
Trade receivables	1,113	1,103
Less: allowance for expected credit losses	(23)	(21)
Less: allowance for sales adjustments	(32)	(33)
Net trade receivables	1,058	1,049
Other receivables	29	73
Trade and other receivables	1,087	1,122

Summary of Aging of Trade Receivables
The aging of trade receivables at each reporting date was as follows:

	December 31,
	2024	2023
Current - 30 days	976	950
Past due 31-60 days	32	31
Past due 61-90 days	34	38
Past due 91-180 days	33	42
Past due >180 days	38	42
Balance as of December 31	1,113	1,103

Summary of Change in Allowance for Doubtful Accounts
The change in the allowance for expected credit losses was as follows:

	December 31,
	2024	2023
Balance at beginning of year	21	20
Bad debt expense	45	34
Write-offs	(48)	(35)
Acquisitions	3	-
Disposals of businesses	(1)	(1)
Translation and other, net	3	3
Balance at end of year	23	21